                                    COLONIAL
                                  INCOME FUND


                       [PICTURE OF A CHILD AND A GRANDMA]


                               SEMIANNUAL REPORT
                                 JUNE 30, 1997




                          NOT FDIC - MAY LOSE VALUE
                          INSURED    NO BANK GUARANTEE

                        COLONIAL INCOME FUND HIGHLIGHTS
                        JANUARY 1, 1997 - JUNE 30, 1997

INVESTMENT OBJECTIVE: Colonial Income Fund seeks as high a level of current income and total return, as is consistent with prudent risk, by investing primarily in corporate debt securities.

THE FUND IS DESIGNED TO OFFER:

      X High monthly income
      X Opportunity for growth over time
      X A portfolio of quality bonds

PORTFOLIO MANAGER COMMENTARY: "The first half of 1997 was marked by volatility in both the domestic and foreign fixed-income markets, although the environment improved in May and June. In this environment, we continued to focus on high quality investment grade corporate bonds that may have been
overlooked by others."                                        -- Richard Stevens

                        COLONIAL INCOME FUND PERFORMANCE


                                                         CLASS A    CLASS B
        Inception dates                                  12/1/69    5/15/92

        Six-month distributions declared per share       $ 0.222    $ 0.198

        SEC yields on 6/30/97 (1)                           6.25%      5.79%

        Six-month total returns, assuming                   2.60%      2.22%
        reinvestment of all distributions and
        no sales charge or contingent
        deferred sales charge (CDSC)

        Net asset value per share on 6/30/97             $  6.35    $  6.35

(1) The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the maximum offering price per share at the end of the period.

PORTFOLIO STRUCTURE                     QUALITY BREAKDOWN
(as of 6/30/97)                         (as of 6/30/97)
1. Corporate Bonds ...........  62.1%   AAA ..........................  30.6%
2. U.S. Government  Bonds ....  21.8%   AA ...........................   2.5%
3. Foreign Government Bonds ..  13.4%   A ............................   1.9%
4. Net Cash & Equivalents ....   2.7%   BBB ..........................  45.3%
5. Preferred Stocks ..........   0.8%   BB and Below .................  19.7%

Because the Fund is actively managed, portfolio structure and quality breakdown will change. Portfolio structure and quality breakdown are based on total net assets.

                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

I am pleased to present your Fund's semiannual report for the period ended June 30, 1997. This report reflects on the investment environment of the last six months and on the performance of your Fund.


                           [PHOTO OF HAROLD W. COGGER]


The Federal Reserve Board's decision in March to raise short-term interest rates as a preemptive strike against inflation created volatility in both the bond and stock markets. Additionally, concerns that the impending European Monetary Union would be delayed had a negative effect on foreign bonds in the first quarter of the year. Since then, stocks and bonds have improved, as recent reports indicated no inflationary threat.

During the last six months, your Fund has continued to provide income generated by well-researched investments in top quality corporate and government bonds. For the rest of the year, we expect moderate economic growth and continued low inflation in the U.S., and further progress toward the European Monetary Union, resulting in a favorable investment environment.

The following report will provide you with specific information on your Fund's performance, as well as an in-depth discussion with your portfolio manager. As always, we thank you for the opportunity to help you meet your investment goals.

Respectfully,

/s/ Harold W. Cogger

Harold W. Cogger
President
August 12, 1997



Because market conditions change frequently, there can be no assurance that the trends described here will continue.

                          PORTFOLIO MANAGEMENT REPORT

RICHARD STEVENS is portfolio manager of the Colonial Income Fund and is vice president of Colonial Management Associates, Inc.

A TOUGH BOND ENVIRONMENT AT HOME AND ABROAD

With rising interest rates in the U.S. and a major decline in European bond prices, Colonial Income Fund operated in an especially challenging environment over the first half of 1997. The Federal Reserve Board made a preemptive strike against inflation in late March by raising short-term interest rates by 0.25%, leading to a decline in bond prices. In Europe, the bond markets were negatively affected by concerns that some countries would not enter into the European Monetary Union as scheduled. Conditions in the U.S. and Europe improved in the second quarter of the year, as there was no evidence of inflation in the American economy, and several European governments lowered their budget deficits.

Against this background, the Fund generated a total return for the period of 2.60% for Class A shares. Some of the reasons for this return included:

1. FINDING VALUE AMONG INVESTMENT-GRADE CORPORATE BONDS

The bulk of the Fund's portfolio is invested in investment-grade corporate bonds. We carefully research both fundamental and technical factors to determine which bonds have strong price appreciation potential not yet recognized by the market at large. In this period, the Fund benefited from investments in a wide range of sectors, including financial services, energy, transportation and retail. In the financial sector, Great Western Financial Corp. performed well as the result of a recent takeover. In the energy sector, our investment in Petrozuarta Finance, Inc. bonds, issued by a partnership of Conoco and the government of Venezuela, posted impressive returns late in the period. The transportation company CSX Corp. and retailers Limited, Inc. and Stop and Shop Companies also were among the Fund's strong performers.

2. PROTECTION THROUGH DIVERSIFICATION

While corporate debt securities represent the majority of the Fund's holdings, shareholders are protected by a diversified portfolio that reduces the effect of a downturn in any one sector. In addition to the corporate bonds, the Fund also holds U.S. Treasury securities and bonds of foreign governments. In the last six months, the Fund purchased bonds of Australia, Canada and the United Kingdom, limiting its exposure to bonds affected by the decline in the European market.

IMPROVING CONDITIONS IN THE SECOND HALF OF 1997

Trends in the U.S. and abroad should favor bondholders over the rest of the year. At home, we expect slowing economic growth and low inflation. While the Federal Reserve Board may again raise interest rates this year, the balanced budget agreement reached in Washington should contribute to a more stable environment. The European Monetary Union is now back on track, and several European governments have reduced their budget deficits, contributing to a more stable bond market there. In light of these improving conditions, the Fund's investment strategy is not expected to change significantly over the second half of the year.

                COLONIAL INCOME FUND INVESTMENT PERFORMANCE VS.
              THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
               Change in Value of $10,000 from 6/30/87 - 6/30/97
                    Based on NAV and MOP for Class A Shares

                [GRAPH OF INVESTMENT PERFORMANCE VS. BOND INDEX]

Label        CIF Class A          NAV           MOP          Lehman
-----        ------------         ---           ---          ------
 1            Jun 30, 87          10000          9525         10000
 2            Sep 30, 87       9771.719      9307.563          9708
 3            Dec 31, 87       9873.623      9404.626         10274
 4            Mar 31, 88       10360.22      9868.109         10642
 5            Jun 30, 88       10611.75      10107.69         10747
 6            Sep 30, 88       10886.59      10369.48         10948
 7            Dec 31, 88       11103.63       10576.2         11053
 8            Mar 31, 89       11219.93      10686.98         11175
 9            Jun 30, 89       11827.49      11265.68         12073
10            Sep 30, 89        11964.6      11396.28         12187
11            Dec 31, 89       11949.36      11381.77         12627
12            Mar 31, 90       11868.26      11304.52         12482
13            Jun 30, 90       12125.82      11549.84         12932
14            Sep 30, 90        11834.1      11271.98         13010
15            Dec 31, 90       12265.87      11683.24         13673
16            Mar 31, 91       12933.89      12319.53         14041
17            Jun 30, 91       13312.95      12680.59         14253
18            Sep 30, 91       13944.92      13282.54         15073
19            Dec 31, 91       14571.69      13879.54         15877
20            Mar 31, 92       14619.57      13925.14         15639
21            Jun 30, 92       15155.86      14435.95         16273
22            Sep 30, 92       15803.29      15052.64         17068
23            Dec 31, 92       15859.04      15105.73         17081
24            Mar 31, 93       16691.85      15898.99         17875
25            Jun 30, 93       17162.33      16347.12         18412
26            Sep 30, 93       17762.14      16918.44         19021
27            Dec 31, 93       17769.65       16925.6         18965
28            Mar 31, 94        17155.4      16340.52         18372
29            Jun 30, 94       16831.17      16031.69         18143
30            Sep 30, 94       16911.79      16108.48         18233
31            Dec 31, 94       17042.73       16233.2         18300
32            Mar 31, 95       17935.61      17083.68         19212
33            Jun 30, 95       19137.04      18228.03         20459
34            Sep 30, 95       19616.79         18685         20850
35            Dec 31, 95       20501.81      19527.97         21821
36            Mar 31, 96       19993.15      19043.48         21311
37            Jun 30, 96       19999.69      19049.71         21411
38            Sep 30, 96       20517.96      19543.36         21789
39            Dec 31, 96       21237.74      20228.95         22455
40            Mar 31, 97       20972.54      19976.35         22261
41            Jun 30, 97       21789.54      20754.53         23071

A $10,000 investment in Class B shares made on 5/15/92 (inception) at net asset value (NAV) would have been valued at $14,085 on 6/30/97. The same investment after deducting the applicable contingent deferred sales charge (CDSC) would have grown to $13,985 on 6/30/97.

The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that tracks the performance of a selection of U.S. government agency, Treasury and investment-grade corporate bonds. Unlike mutual funds, indexes are not investments, do not incur fees or expenses, and are not professionally managed.

                          AVERAGE ANNUAL TOTAL RETURNS
                    As of 6/30/97 (most recent quarter end)

--------------------------------------------------------------------------------
                                 CLASS A SHARES                CLASS B SHARES
INCEPTION                            12/1/69                      5/15/92
                                NAV           MOP             NAV         W/CDSC
--------------------------------------------------------------------------------
1 year                         8.95%         3.77%           8.14%         3.14%
--------------------------------------------------------------------------------
5 years                        7.53          6.49            6.74          6.43
--------------------------------------------------------------------------------
10 years                       8.10          7.57              --            --
--------------------------------------------------------------------------------
Since inception                  --            --            6.90          6.75
--------------------------------------------------------------------------------

Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV returns do not include sales charges or CDSC. MOP returns include the maximum sales charge of 4.75%. The CDSC returns reflect the maximum charges of 5% for one year, 2% for five years and 1% since inception.

Effective August 1, 1997, the Fund began offering Class C shares.

                              INVESTMENT PORTFOLIO
                     JUNE 30, 1997 (UNAUDITED, IN THOUSANDS)

BONDS & NOTES - 97.3%
------------------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - 62.1%                              PAR                   VALUE
------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.6%
  Building Construction
  Centex Corp.,
                          7.375%       06/01/05                         $ 1,000               $ 1,001
                                                                                              -------


FINANCE, INSURANCE & REAL ESTATE - 10.6%
  Depository Institutions - 4.0%
  Great Western Financial Corp.,
                         8.600%        02/01/02                           3,000                 3,201
  Mercantile Bancorp,
                         7.050%        06/15/04                           3,000                 3,006
                                                                                              -------
                                                                                                6,207
                                                                                              -------

  Insurance Agents & Brokers - 1.9%
  Metropolitan Life Insurance Co.,
                         7.700%        11/01/15  (a)                      3,000                 2,989
                                                                                              -------

  Security Brokers & Dealers - 4.7%
  Lehman Brothers Holdings, Inc.,
                         8.500%        05/01/07                           3,000                 3,226
  Paine Webber Group, Inc.,
                         7.625%        10/15/08                           2,000                 2,028
  Salomon, Inc.,
                         6.700%        07/05/00                           2,000                 1,994
                                                                                              -------
                                                                                                7,248
                                                                                              -------


MANUFACTURING - 15.0%
  Chemicals & Allied Products - 2.8%
  Agricultural Minerals Co., L.P.,
                        10.750%        09/30/03                           1,500                 1,594
  Sterling Chemicals, Inc.,
                        11.750%        08/15/06                           1,000                 1,080
  Texas Petrochemical Corp.,
                        11.125%        07/01/06                           1,500                 1,605
                                                                                              -------
                                                                                                4,279
                                                                                              -------

  Fabricated Metal - 1.7%
  Euramax International PLC,
                        11.250%        10/0106   (b)                      1,500                 1,613
  US Can Corp.,
                        10.125%        10/15/06                           1,000                 1,065
                                                                                              -------
                                                                                                2,678
                                                                                              -------

                       Investment Portfolio/June 30, 1997
-----------------------------------------------------------------------------------------------------

  Food & Kindred Products - 2.8%
  Stop & Shop Companies,
                       9.750%          02/01/02                              $ 4,000          $ 4,416
                                                                                              -------

  Machinery & Computer Equipment - 0.4%
  IMO Industries, Inc.,
                      11.750%          05/01/06                                  500              598
                                                                                              -------

  Measuring & Analyzing Instruments - 1.9%
  Polaroid Corp.,
                       6.750%          01/15/02                                3,000            2,975
                                                                                              -------

  Miscellaneous Manufacturing - 0.6%
  Building Materials Corp. of America,
  (11.750% 07/01//99)     (c)          07/01/04                                1,000              908
                                                                                              -------

  Petroleum Refining - 2.8%
  Pennzoil Co.,
                      10.125%          11/15/09                                2,025            2,494
  YPF Sociedad Anonima,
                       7.000%          10/26/02  (d)                           1,926            1,929
                                                                                              -------
                                                                                                4,423
                                                                                              -------
  Primary Metal - 0.7%
  Algoma Steel, Inc.,
                      12.375%          07/15/05                                1,000            1,108
                                                                                              -------

  Printing & Publishing - 1.3%
  Time Warner Entertainment Corp.,
                      7.250%           09/01/08  (a)                           2,000            1,980
                                                                                              -------


MINING & ENERGY - 9.9%
  Crude Petroleum & Natural Gas - 4.5%
  CSW Energy,
                       6.875%          10/01/01  (a)                           3,000            3,001
  Petrozuata Finance, Inc.:
                       7.630%          04/01/09  (a)(e)                        2,000            2,011
                       8.220%          04/01/17  (a)(e)                        2,000            2,029
                                                                                              -------
                                                                                                7,041
                                                                                              -------
  Metal & Mining - 1.9%
  Freeport McMoran Resource Partners,
                       7.000%          02/15/08                                3,000            2,916
                                                                                              -------

  Oil & Gas Extraction - 3.5%
  Mariner Energy Corp.,
                      10.500%          08/01/06                                1,000             1,048
  Nuevo Energy Co.,
                       9.500%          04/15/06                                1,000             1,040

                       Investment Portfolio/June 30, 1997

------------------------------------ ------------------------------------------------------
                                                                PAR                   VALUE
-------------------------------------------------------------------------------------------

MINING & ENERGY - Cont.
 Oil & Gas Extraction - Cont.
 Occidental Petroleum Corp.,
                     11.125%    08/01/10                      $  2,500               $ 3,283
                                                                                     -------
                                                                                       5,371
                                                                                     -------


RETAIL TRADE - 8.5%
 Apparel & Accessory Stores - 2.0%
 Limited, Inc.,
                     7.800%     05/15/02                         3,000                 3,083
                                                                                     -------

 Building, Hardware & Garden Supply  - 2.3%
 IMC Fertilizer,
                     9.450%     12/15/11                         3,000                 3,533
                                                                                     -------

 General Merchandise Stores - 2.3%
 Dayton Hudson Co.,
                     9.625%     02/01/08                         3,000                 3,511
                                                                                     -------

 Miscellaneous Retail - 1.9%
 Harmen International Industries,
                     7.320%     07/01/07  (f)                    3,000                 2,992
                                                                                     -------


SERVICES - 2.4%
 Amusement & Recreation - 1.4%
 Harvey Casinos Resorts,
                    10.625%     06/01/06                         1,000                 1,075
 Showboat, Inc.,
                    13.000%     08/01/09                         1,000                 1,150
                                                                                     -------
                                                                                       2,225
                                                                                     -------
 Business Services - 0.7%
 Pierce Leahy Corp.,
                    11.125%     07/15/06                         1,000                 1,100
                                                                                     -------

 Hotels, Camps & Lodging - 0.3%
 Station Casinos, Inc.,
                    10.125%     03/15/06                           500                   505
                                                                                     -------


TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 15.1%
 Air Transportation - 0.7%
 U.S. Air, Inc.,
                    10.375%     03/01/13                         1,000                 1,108
                                                                                     -------

 Broadcasting - 3.2%
 News America Holding Corp.,
                     8.150%     10/17/36                         4,000                 3,946

                                        Investment Portfolio/June 30, 1997
--------------------------------------------------------------------------------------------

Sullivan Broadcasting, Inc.,
                     10.250%    12/15/05                      $  1,000               $ 1,020
                                                                                     -------
                                                                                       4,966
                                                                                     -------

Cable - 1.4%
Continental Cablevision, Inc.,
                     8.875%     09/15/05                         2,000                 2,202
                                                                                     -------

Communications - 1.3%
U.S. West Capital Funding, Inc.,
                     7.300%     01/15/07                         2,000                 2,003
                                                                                     -------

Electric, Gas & Sanitary Services - 2.3%
Allied Waste Industries,
 stepped coupon,
(11.300%  06/02/02)    (c)      06/01/07  (a)                    1,500                   941
Mesa Operating Co.,
                    10.625%     07/01/06                         2,250                 2,557
                                                                                     -------
                                                                                       3,498
                                                                                     -------

Gas Services - 1.0%
HS Resources, Inc.,
                    9.250%      11/15/06                         1,500                 1,508
                                                                                     -------

Railroad - 3.3%
CSX Corp.,
                    7.450%      05/01/07  (a)                    3,000                 3,055
Union Pacific Corp.,
                    7.250%      11/01/08                         2,000                 1,996
                                                                                     -------
                                                                                       5,051
                                                                                     -------

Sanitary Services - 0.7%
Allied Waste North America,
                   10.250%      12/01/06  (a)                    1,000                 1,069
                                                                                     -------

Telecommunications - 1.2%
MFS Communications Cos., Inc.,
 stepped coupon,   (9.375%      07/15/97),
                       (c)      01/15/04                         1,000                   934
PanAmSat Corp.,    stepped coupon,
(11.375% 08/01//98)    (c)      08/01/03                         1,000                   970
                                                                                     -------
                                                                                       1,904
                                                                                     -------

TOTAL CORPORATE FIXED-INCOME
BONDS & NOTES (cost of $94,631)                                                       96,396
                                                                                     =======

                 Investment Portfolio/June 30, 1997

--------------------------------------------------------------------------------------------
U.S. GOVERNMENT
& AGENCY OBLIGATIONS - 21.8%                              PAR                     VALUE
--------------------------------------------------------------------------------------------
             Maturities
                Coupon   From/to
 Federal National Mortgage Association:
                   9.000%     07/01/19                  $    1,127                  $  1,193
                  11.000%     01/01/16   (g)                 1,508                     1,689
                                                                                    --------
                                                                                       2,882
                                                                                    --------

 Government National Mortgage Association:
                   10.000%    2017-2019                         42                        46
                   10.500%    2016-2020                        338                       377
                   11.500%       2013                           67                        76
                   12.500%    2010-2014                        231                       270
                   13.000%       2011                           27                        32
                   14.000%       2011                            5                         6
                                                                                    --------
                                                                                         807
                                                                                    --------

 U.S. Treasury Bonds:
                    8.750%    05/15/17  (g)                   5,073                    6,103
                   11.625%    11/15/02                        4,000                    4,933
                                                                                    --------
                                                                                      11,036
                                                                                    --------

 U.S. Treasury Notes:
                   6.625%    03/31/02                         1,000                    1,009
                   7.000%    07/15/06                         2,000                    2,057
                   9.125%    05/15/99  (g)                    8,000                    8,424
                  10.375%    11/15/12  (g)                    6,000                    7,616
                                                                                    --------
                                                                                      19,106
                                                                                    --------

TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS (cost of $34,332)                                                  33,831
                                                                                    ========



FOREIGN GOVERNMENT
& AGENCY OBLIGATIONS - 13.4%                     CURRENCY
-------------------------------------------------------------------------------------------
 Australia FNMA Global,
                  6.500%   07/10/02  (f)            A$               5,900            4,442
 Bonos Del Tesoro Government Bond,
                  8.750%   05/09/02  (d)                             2,000            1,999
 Canada Government Bond,
                  8.000%   06/01/23                 C$               2,485            2,041
 Italian Government Bonds,
                 10.000%   08/01/03                 IL           2,800,000            1,922
 Republic of Poland (Brady),
   Past Due Interest, stepped coupon,
  (5.000% 10/27/98)  (c)   10/27/14  (h)                             3,000            2,558


                                  Investment Portfolio/June 30, 1997
------------------------------------------------------------------------------------------------

 Republic of South Africa Yankee,
              8.500%    06/23/17  (i)                       $    2,000                  $  1,995
 United Kingdom Treasury,
             10.000%    09/08/03           UK                    2,600                     4,919
 Venezuela Government Euro-Dollar,
              9.125%    06/18/07  (a)(e)                         1,000                     1,001
                                                                                        --------

 TOTAL FOREIGN GOVERNMENT &
 AGENCY OBLIGATIONS (cost of $20,642)                                                     20,877
                                                                                        --------


 TOTAL BONDS & NOTES (cost of $149,605)                                                  151,104
                                                                                        ========

PREFERRED STOCKS - 0.8%                                      SHARES
------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.8%
 Gas Services
 Enron Corp., 8.000%  (cost of $1,250)                         50                          1,256
                                                                                        --------

WARRANTS - 0.0%
------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES
 Communications
 American Telecasting, Inc.
  (cost of $30)         (a)                                     1                          (j)
                                                                                        --------

 TOTAL INVESTMENTS - 98.1% (cost of $150,885)(k)                                         152,360
                                                                                        ========


SHORT-TERM OBLIGATION - 2.7%                                 PAR
------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.
            6.000%  (l)   07/01/97                           $  4,259                      4,259



FORWARD CURRENCY CONTRACTS - (0.0)% (m)                                                      (55)
------------------------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES - (0.8)%                                                       (1,325)
------------------------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                                     $155,239
                                                                                        ========


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1997, the value of these securities amounted to $18,076 or 11.6% of net assets.

(b)  This is a British security. Par amount is stated in U.S. dollars.

                    Investment Portfolio/June 30, 1997
----------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO - CONT.

(c) Currently zero coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.

(d)  This is an Argentinean security. Par amount is stated in U.S. dollars.

(e)  This is an Venezualan security. Par amount is stated in U.S. dollars.

(f) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.

(g) These securities, or a portion thereof, with a total market value of $20,727 are being used to collateralize the delayed delivery purchases indicated in note (f) above and the forward currency contracts shown below.

(h)  This is a Polish security. Par amount is stated in U.S. dollars.

(i)  This is a South African security. Par amount is stated in U.S. dollars.

(j)  Rounds to less than one.

(k)  Cost for federal income tax purposes is $150,908.

(l)  Rate represents yield at date of purchase.

(m) As of June 30, 1997, the Fund had entered into the following forward currency exchange contracts:

                                                                            Net Unrealized
   Contracts           In Exchange               Settlement          Appreciation (Depreciation)
  to Deliver               For                      Date                     (U.S. $)
A$     26,497        US $    19,873              07/10/1997                   (j)
A$  4,699,522        US $ 3,529,341              07/28/1997                  (14)
A$    590,478        US $   443,526              07/28/1997                   (2)
UK    434,000        US $   710,775              07/14/1997                  (11)
UK  1,816,200        US $ 3,022,469              07/14/1997                  (49)
DM  2,586,000        US $ 1,501,498              07/02/1997                   20
DM  2,620,000        US $ 1,505,972              08/04/1997                    1
                                                                          ------
                                                                             (55)
                                                                          ======

Summary of Securities
    by Country                   Country/Currency              Value      % of Total
------------------------------------------------------------------------------------
United States                          $                   $ 123,901            81.3
United Kingdom                        UK                       6,532             4.3
Venezuala                             VB                       5,041             3.3
Australia                             A$                       4,442             2.9
Argentina                             AP                       3,928             2.6
Poland                                PZ                       2,558             1.7
Canada                                C$                       2,041             1.3
South Africa                          SA                       1,995             1.3
Italy                                 IL                       1,922             1.3
                                                           ---------           -----
                                                           $ 152,360           100.0
                                                           =========           =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            JUNE 30, 1997 (UNAUDITED)

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $150,885)                                                      $ 152,360
Short-term obligations                                                                        4,259
                                                                                          ---------
                                                                                            156,619
Cash held in foreign banks (cost $1,483)                             $   1,482
Receivable for:
  Investments sold                                                       4,451
  Interest                                                               2,566
  Fund shares sold                                                         105
Other                                                                       15                8,619
                                                                     ---------            ---------
    Total Assets                                                                            165,238
LIABILITIES
Payable for:
  Investments purchased                                                  8,898
  Distributions                                                            888
  Fund shares repurchased                                                  153
Unrealized depreciation on forward
   currency contracts                                                       55
Accrued:
  Deferred Trustees fees                                                     3
Other                                                                        2
                                                                     ---------
    Total Liabilities                                                                         9,999
                                                                                          ---------
NET ASSETS                                                                                $ 155,239
                                                                                          =========
Net asset value & redemption price per share -
Class A ($120,620/18,990)                                                                    $ 6.35
                                                                                          ---------
Maximum offering price per share - Class A
($6.35/0.9525)                                                                               $ 6.67
                                                                                          ---------
Net asset value & offering price per share -
Class B ($34,619/5,450)                                                                      $ 6.35
                                                                                          ---------

COMPOSITION OF NET ASSETS
Capital paid in                                                                           $ 172,085
Overdistributed net investment income                                                           (31)
Accumulated net realized loss                                                               (18,252)
Net unrealized appreciation (depreciation) on:
  Investments                                                                                 1,475
  Foreign currency transactions                                                                 (38)
                                                                                          ---------
                                                                                          $ 155,239
                                                                                          =========

(a) On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                                                   $   6,415
Dividends                                                                                         50
                                                                                           ---------
                                                                                               6,465
EXPENSES
Management fee                                                             $     396
Service fee                                                                      198
Distribution fee - Class B                                                       130
Transfer agent                                                                   180
Bookkeeping fee                                                                   32
Trustees fee                                                                       9
Custodian fee                                                                      4
Audit fee                                                                         18
Legal fee                                                                          5
Registration fee                                                                  12
Reports to shareholders                                                            4
Other                                                                             15           1,003
                                                                           ---------       ---------
       Net Investment Income                                                                   5,462
                                                                                           =========
NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
 Investments                                                                    (773)
 Foreign currency transactions                                                   844
                                                                           ---------
      Net Realized Gain                                                                           71

Net unrealized depreciation
  during the period on:
 Investments                                                                  (1,669)
 Foreign currency transactions                                                   (63)
                                                                           ---------
     Net Unrealized Depreciation                                                              (1,732)
                                                                                           ---------
          Net Loss                                                                            (1,661)
                                                                                           ---------
Net Increase in Net Assets from Operations                                                 $   3,801
                                                                                           =========








See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               (Unaudited)
                                                                Six months
                                                                  ended              Year ended
(in thousands)                                                   June 30             December 31
                                                               ---------             ---------
                                                                  1997                  1996
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                          $   5,462             $  11,851
Net realized gain                                                     71                   717
Net unrealized depreciation                                       (1,732)               (7,114)
                                                               ---------             ---------
    Net Increase from Operations                                   3,801                 5,454
Distributions:
From net investment income - Class A                              (4,322)               (9,496)
In excess of net investment income - Class A                         (25)               --
From net investment income - Class B                              (1,078)               (2,285)
In excess of net investment income - Class B                          (6)               --
                                                               ---------             ---------
                                                                  (1,630)               (6,327)
                                                               ---------             ---------
Fund Share Transactions:
Receipts for shares sold - Class A                                 2,635                 9,095
Value of distributions reinvested - Class A                        1,903                 4,879
Cost of shares repurchased - Class A                             (12,305)              (23,147)
                                                               ---------             ---------
                                                                  (7,767)               (9,173)
                                                               ---------             ---------
Receipts for shares sold - Class B                                 3,024                12,249
Value of distributions reinvested - Class B                          495                 1,243
Cost of shares repurchased - Class B                              (4,334)              (14,578)
                                                               ---------             ---------
                                                                    (815)               (1,086)
                                                               ---------             ---------
    Net Decrease from
        Fund Share Transactions                                   (8,582)              (10,259)
                                                               ---------             ---------
        Total Decrease                                           (10,212)              (16,586)
NET ASSETS
Beginning of period                                              165,451               182,037
                                                               ---------             ---------
End of period (net of overdistributed and
  including undistributed net investment
  income of $31 and $322, respectively)                        $ 155,239             $ 165,451
                                                               ---------             ---------

NUMBER OF FUND SHARES
Sold - Class A                                                       417                 1,428
Issued for distributions reinvested - Class A                        301                   767
Repurchased - Class A                                             (1,947)               (3,647)
                                                               ---------             ---------
                                                                  (1,229)               (1,452)
                                                               ---------             ---------
Sold - Class B                                                       479                 1,907
Issued for distributions reinvested - Class B                         78                   195
Repurchased - Class B                                               (684)               (2,281)
                                                               ---------             ---------
                                                                    (127)                 (179)
                                                               ---------             ---------


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 1997 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial Income Fund (the Fund), a series of Colonial Trust I, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at June 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek as high a level of current income and total return, as is consistent with prudent risk, by investing primarily in corporate debt securities. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

                   Notes to Financial Statements/June 30, 1997
--------------------------------------------------------------------------------

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes. The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is

Notes to Financial Statements/June 30, 1997
--------------------------------------------------------------------------------
NOTE 2. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
due to changes in market prices of the investments. Such fluctuations are included with the net realized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains or losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.50% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.18% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective January 1, 1997 and continuing through calender year 1997, the Transfer Agent fee will be reduced by 0.01% in cumulative monthly increments, resulting in a decrease in the fee from 0.18% to 0.17% annually.

                   Notes to Financial Statements/June 30, 1997
--------------------------------------------------------------------------------

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the six months ended June 30, 1997, the Fund has been advised that the Distributor retained net underwriting discounts of $32,480 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $47,745 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended June 30, 1997, purchases and sales of investments, other than short-term obligations, were $229,930,528, and $236,387,412, respectively, of which $88,494,459 and $89,807,813, respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at June 30, 1997, based on cost of investments for federal income tax purposes was:

              Gross unrealized appreciation             $ 2,433,318
              Gross unrealized depreciation                (980,764)
                                                        -----------
                      Net unrealized appreciation       $ 1,452,554
                                                        ===========

CAPITAL LOSS CARRYFORWARDS: At December 31, 1996, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                           Year of        Capital loss
                         expiration       carryforward
                         ----------       -----------
                            1997          $ 2,536,000
                            1998            4,686,000
                            1999           10,466,000
                            2002            1,007,000
                                          -----------
                                          $18,695,000
                                          ===========

Notes to Financial Statements/June 30, 1997
--------------------------------------------------------------------------------
NOTE 4. PORTFOLIO INFORMATION - CONT.
--------------------------------------------------------------------------------
Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended June 30, 1997.

                 FINANCIAL HIGHLIGHTS
 Selected data for a share of each class outstanding throughout each period are as follows:

                                                                  (Unaudited)
                                                               Six months ended                            Year ended
                                                                    June 30                               December 31
                                                                      1997                                     1996
                                                    ------------------------------------        -------------------------------
                                                       Class A               Class B               Class A            Class B
                                                    -------------         -------------         -------------      ------------
Net asset value -
   Beginning of period                              $       6.410         $       6.410         $       6.640      $      6.640
                                                    -------------         -------------         -------------      ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                       0.223                 0.199                 0.460             0.412
Net realized and
unrealized gain (loss)                                     (0.061)               (0.061)               (0.240)           (0.240)
                                                    -------------         -------------         -------------      ------------
   Total from Investment
      Operations                                            0.162                 0.138                 0.220             0.172
                                                    -------------         -------------         -------------      ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
   investment income                                       (0.221)               (0.197)               (0.450)           (0.402)
In excess of net
   investment income                                       (0.001)               (0.001)               --                --
                                                    -------------         -------------         -------------      ------------
Total Distributions
 Declared to Shareholders                                  (0.222)               (0.198)               (0.450)           (0.402)
                                                    -------------         -------------         -------------      ------------
Net asset value -
   End of period                                    $       6.350         $       6.350         $       6.410      $      6.410
                                                    =============         =============         =============      ============
Total return (a)                                            2.60%(b)              2.22%(b)              3.59%             2.82%
                                                    =============         =============         =============      ============

RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                                1.10%(d)              1.85%(d)              1.10%             1.85%
Net investment income (c)                                   7.07%(d)              6.32%(d)              7.12%             6.37%
Portfolio turnover                                           151%(b)               151%(b)               253%              253%
Net assets at end
of period (000)                                     $    120,620          $     34,619          $    129,681       $    35,770

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(b)  Not annualized.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

(d)  Annualized.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:



                                                                    Year ended December 31
                                                   -------------------------------------------------------
                                                              1995                           1994
                                                    Class A         Class B         Class A       Class B
                                                   ---------        --------        ---------     --------
Net asset value -
   Beginning of period                             $   5.950        $  5.950        $   6.720     $  6.720
                                                   ---------        --------        ---------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.472           0.425            0.487        0.440
Net realized and
unrealized gain (loss)                                 0.698           0.698           (0.761)      (0.761)
                                                   ---------        --------        ---------     --------
   Total from Investment
      Operations                                       1.170           1.123           (0.274)      (0.321)
                                                   ---------        --------        ---------     --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
   investment income                                  (0.480)         (0.433)          (0.496)      (0.449)
                                                   ---------        --------        ---------     --------
Net asset value -
   End of period                                   $   6.640        $  6.640        $   5.950     $  5.950
                                                   =========        ========        =========     ========
Total return (b)                                       20.30%          19.42%           (4.09%)      (4.82%)
                                                   =========        ========        =========     ========

RATIOS TO AVERAGE NET ASSETS
Expenses                                                1.09%(d)        1.84%(d)         1.11%        1.86%
Net investment income                                   7.45%(d)        6.70%(d)         7.80%        7.05%
Portfolio turnover                                        85%             85%              16%          16%
Net assets at end
of period (000)                                    $ 143,834        $ 38,203        $ 129,560     $ 22,805





(a) Class B shares were initially offered on May 15, 1992. Per share amounts reflect activity from that date.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(e) Annualized.

              Year ended December 31
------------------------------------------------------
          1993                      1992
 Class A       Class B      Class A       Class B (a)
---------     --------     ---------     --------
$   6.460     $  6.460     $   6.460     $  6.390
---------     --------     ---------     --------

    0.501        0.451         0.546        0.290

    0.261        0.261         0.001        0.088
---------     --------     ---------     --------
    0.762        0.712         0.547        0.378
---------     --------     ---------     --------


   (0.502)      (0.452)       (0.547)      (0.308)
---------     --------     ---------     --------
$   6.720     $  6.720     $   6.460     $  6.460
=========     ========     =========     ========
    12.05%       11.23%         8.83%        6.00%(c)
=========     ========     =========     ========

     1.10%        1.85%         1.24%        1.99%(e)
     7.45%        6.70%         8.49%        7.74%(e)
       46%          46%           68%          68%

$ 155,543     $ 19,787     $ 149,309     $  6,092

                              SHAREHOLDER SERVICES

                            TO MAKE INVESTING EASIER

Colonial has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES(1): Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail.

EASY ACCESS TO YOUR MONEY(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Colonial account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the payable date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

COLONIAL RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.

(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or Class C shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                             HOW TO REACH COLONIAL
                              BY PHONE OR BY MAIL

BY TELEPHONE

COLONIAL CUSTOMER CONNECTION - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information ...........  press 1

For account information ............................................  press 2

To speak to a Colonial representative ..............................  press 3

For yield and total return information .............................  press 4

For duplicate statements or new supply of checks ...................  press 5

To order duplicate tax forms and year-end statements ...............  press 6
(February through May)

To review your options at any time during your call ................  press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737
To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750
To request literature on any Colonial fund, call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your Colonial account:

TRANSACTION CONFIRMATIONS: Each time you make a purchase, sale or exchange, you receive a confirmation statement within just a few days.

QUARTERLY STATEMENTS: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

COLONIAL SHAREHOLDER NEWS: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary and shareholder service updates.

TAX FORMS AND YEAR-END TAX GUIDE: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

AVERAGE COST BASIS STATEMENTS: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Income Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial Income Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objective and operating policies of the Fund.

[LOGO] COLONIAL
       MUTUAL FUNDS

       Mutual Funds for
       Planned Portfolios

                                    TRUSTEES

ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

               COLONIAL INVESTMENT SERVICES, INC., Distributor(C) 1997
                     A Liberty Financial Company (NYSE: L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750
                            IF-03/836D-0697 M (8/97)